Taxation - Schedule of (Loss) Income Before Income Tax Benefits (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
PRC entities	¥ (492,143)		¥ 360,160	¥ 994,163
Non-PRC entities	33,878		(100,641)	38,365
Income (loss) before income tax expenses	¥ (458,265)	$ (66,442)	¥ 259,519	¥ 1,032,528